GLOBAL X FUNDS
(the "Trust")

Global X MSCI China Consumer Discretionary ETF (CHIQ)	Global X Lithium & Battery Tech ETF (LIT)
Global X MSCI China Energy ETF (CHIE)	Global X Fertilizers/Potash ETF (SOIL)
Global X MSCI China Financials ETF (CHIX)	Global X SuperDividend® ETF (SDIV)
Global X MSCI China Industrials ETF (CHII)	Global X SuperDividend® U.S. ETF (DIV)
Global X MSCI China Materials ETF (CHIM)	Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)
Global X MSCI China Communication Services ETF (CHIC)	Global X MSCI SuperDividend® EAFE ETF (EFAS)
Global X MSCI China Consumer Staples ETF (CHIS)	Global X SuperDividend® REIT ETF (SRET)
Global X MSCI China Health Care ETF (CHIH)	Global X SuperIncome™ Preferred ETF (SPFF)
Global X MSCI China Information Technology ETF (CHIK)	Global X YieldCo & Renewable Energy Income ETF (YLCO)
Global X MSCI China Real Estate ETF (CHIR)	Global X Social Media ETF (SOCL)
Global X MSCI China Utilities ETF (CHIU)	Global X E-commerce ETF (EBIZ)
Global X MSCI China Large-Cap 50 ETF (CHIL)	Global X Guru® Index ETF (GURU)
Global X FTSE Southeast Asia ETF (ASEA)	Global X Scientific Beta U.S. ETF (SCIU)
Global X MSCI Colombia ETF (GXG)	Global X Scientific Beta Europe ETF (SCID)
Global X MSCI Argentina ETF (ARGT)	Global X Scientific Beta Japan ETF (SCIJ)
Global X MSCI Greece ETF (GREK)	Global X Scientific Beta Asia ex-Japan ETF (SCIX)
Global X MSCI Norway ETF (NORW)	Global X S&P 500® Catholic Values ETF (CATH)
Global X FTSE Nordic Region ETF (GXF)	Global X NASDAQ 100® Covered Call ETF (QYLD)
Global X MSCI Nigeria ETF (NGE)	Global X S&P 500® Covered Call ETF (HSPX)
Global X MSCI Next Emerging & Frontier ETF (EMFM)	Global X Russell 2000 Covered Call ETF (RYLD)
Global X MSCI Portugal ETF (PGAL)	Global X Scientific Beta Developed Markets ex-US ETF [ ]*
Global X MSCI Pakistan ETF (PAK)	Global X Scientific Beta Emerging Markets ETF (SCIM)*
Global X DAX Germany ETF (DAX)	Global X Kuwait ETF [ ]*
Global X Silver Miners ETF (SIL)	Global X Luxembourg ETF [ ]*
Global X Gold Explorers ETF (GOEX)	Global X China Mid Cap ETF (CHIA)*
Global X Copper Miners ETF (COPX)	Global X Advanced Materials ETF [ ]*
Global X Uranium ETF (URA)
*Not open for investment

SUPPLEMENT DATED JUNE 30, 2020
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS SUPPLEMENTED FROM TIME TO TIME

Effective June 30, 2020, the third and fourth paragraphs of the section titled “MANAGEMENT OF THE TRUST – Board of Trustees and Officers” beginning on pg. 44 are replaced in its entirety with the following:

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Charles A. Baker, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and perform such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Luis Berruga is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. Berruga is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Funds and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE